Property and Equipment	12 Months Ended
Dec. 27, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

(5) Property and Equipment

Property and equipment, net consisted of the following (in thousands):

	December 27, 2014	December 28, 2013
Equipment, furniture and fixtures	$5,764	$5,748
Leasehold improvements	5,117	6,247
Construction in progress	70	23

Property and equipment, gross	10,951	12,018
Less: accumulated deprecation	(7,329)	(7,719)

Property and equipment, net	$3,622	$4,299

Depreciation expense was $1.5 million, $1.6 million and $1.4 million for the fiscal years ended December 27, 2014, December 28, 2013 and December 29, 2012, respectively.